U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
_______________________________
FORM N-1A
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
REGISTRATION NO. 333-124255
POST-EFFECTIVE AMENDMENT NO. 12
and
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
REGISTRATION NO. 811-21758
POST-EFFECTIVE AMENDMENT NO. 12
CLIPPER FUNDS TRUST
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(520) 806-7600
Agents For Service:
Ryan Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
-or-
Arthur Don
Greenberg Traurig LLP
77 West Wacker Drive, Suite 3100
Chicago, IL 60601
It is proposed that this filing will become effective:
X	Immediately upon filing pursuant to paragraph (b)
On , pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)
On , pursuant to paragraph (a) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485
On , pursuant to paragraph (a)(2) of Rule 485

Title of Securities being Registered:
Common Stock of:
1. Clipper Fund

CLIPPER FUNDS TRUST

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tucson and State of Arizona on the 10th day of May 2017.
The Registrant hereby certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485 of the Securities Act of 1933.
CLIPPER FUNDS TRUST
*By:	/s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

Signature	Title	Date

/s/ Kenneth Eich*	Principal Executive Officer	May 10, 2017
Kenneth Eich

/s/ Douglas Haines*	Principal Financial Officer; and Principal Accounting Officer	May 10, 2017
Douglas Haines

*By:	/s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

* Ryan Charles signs this document on behalf of the Registrant and each of the foregoing officers pursuant to powers of attorney. Powers of Attorney incorporated by reference to Post-Effective Amendments No. 7.

CLIPPER FUNDS TRUST

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on May 10, 2017, by the following persons in the capacities indicated.

Signature	Title	Date

/s/ Francisco L. Borges*	Trustee	May 10, 2017
Francisco L. Borges

/s/ Lawrence E. Harris*	Trustee	May 10, 2017
Lawrence E. Harris

/s/ Steven N. Kearsley*	Trustee	May 10, 2017
Steven N. Kearsley

/s/ Katherine L. MacWilliams*	Trustee	May 10, 2017
Katherine L. MacWilliams

/s/ James J. McMonagle*	Trustee	May 10, 2017
James J. McMonagle

/s/ Richard O'Brien*	Trustee	May 10, 2017
Richard O'Brien

/s/ Andrew A. Davis*	Trustee	May 10, 2017
Andrew A. Davis

/s/ Christopher C. Davis*	Trustee	May 10, 2017
Christopher C. Davis

* Ryan Charles signs this document on behalf of the Registrant and each of the foregoing trustees pursuant to powers of attorney. Powers of Attorney incorporated by reference to Post-Effective Amendments No. 7.

*By:	/s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

INDEX TO EXHIBITS

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase